Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 29, 2021 USD ($) Vote $ / shares shares	Mar. 19, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Ordinary shares
Authorized share capital | $	$ 500,000
Total authorized shares	5,000,000,000
Par value, ordinary shares | $ / shares	$ 0.0001
IPO
Ordinary shares
Issuance of ordinary shares | ¥				¥ 1,600,280
Class A Ordinary Shares
Ordinary shares
Par value, ordinary shares | $ / shares	$ 0.0001						$ 0.0001	$ 0.0001
Common shares authorized	200,000,000						200,000,000	75,555,520
Re-designation ratio	1
Number of votes for each ordinary share | Vote	20
Number of shares issuable on conversion of each share	1
Class A Ordinary Shares | IPO
Ordinary shares
Re-designation of shares (in shares)	21,668,178
Class B Ordinary shares
Ordinary shares
Par value, ordinary shares | $ / shares	$ 0.0001						$ 0.0001	$ 0.0001
Common shares authorized	4,700,000,000						4,700,000,000	476,660,736
Re-designation ratio	1
Issuance of ordinary shares (in shares)			63,000,000
Number of votes for each ordinary share | Vote	1
Class B Ordinary shares | RSUs
Ordinary shares
Number of shares issued during the period				24,976,072
Class B Ordinary shares | Restricted shares
Ordinary shares
Number of shares issued during the period				30,927,888
Class B Ordinary shares | Certain directors, officers and employees
Ordinary shares
Number of shares issued during the period		55,903,960
Class B Ordinary shares | Certain directors, officers and employees | RSUs
Ordinary shares
Number of shares issued during the period		24,976,072
Unvested portion		1,581,296
Class B Ordinary shares | Certain directors, officers and employees | Restricted shares
Ordinary shares
Unvested portion		18,458,956		18,458,956
Class B Ordinary shares | IPO
Ordinary shares
Re-designation of shares (in shares)	10,840,524
Issuance of ordinary shares | $	$ 247,200
Issuance of ordinary shares (in shares)	63,000,000
Shares Not Designated
Ordinary shares
Par value, ordinary shares | $ / shares	$ 0.0001
Common shares authorized	100,000,000
Ordinary shares
Ordinary shares
Issuance of ordinary shares (in shares)			21,000,000
Ordinary shares | Class A Ordinary Shares | IPO
Ordinary shares
Re-designation of shares (in shares)	10,840,524
Ordinary shares | Class B Ordinary shares
Ordinary shares
Issuance of ordinary shares | ¥				¥ 23	¥ 4	¥ 2
Issuance of ordinary shares (in shares)				55,903,960	6,070,232	3,456,987
Ordinary shares | Class B Ordinary shares | IPO
Ordinary shares
Re-designation of shares (in shares)	21,668,178
Issuance of ordinary shares | ¥				¥ 41
Issuance of ordinary shares (in shares)				63,000,000